Schedule of Investments (unaudited)
January 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 Putnam PanAgora ESG International Equity ETF

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.5%
Communication Services — 3.6%
Diversified Telecommunication Services — 1.1%
Koninklijke KPN NV	274,628	$1,337,278
Telstra Group Ltd.	553,754	1,881,761
Total Diversified Telecommunication Services		3,219,039
Entertainment — 0.3%
Capcom Co. Ltd.	29,600	752,815
Interactive Media & Services — 0.4%
LY Corp.	247,800	635,031
Scout24 SE	6,116	609,329 (a)
Total Interactive Media & Services		1,244,360
Media — 0.7%
Informa PLC	167,257	2,014,022
Wireless Telecommunication Services — 1.1%
KDDI Corp.	180,200	3,034,966

Total Communication Services		10,265,202
Consumer Discretionary — 8.8%
Automobile Components — 1.2%
Bridgestone Corp.	41,000	923,268
Cie Generale des Etablissements Michelin SCA	44,200	1,642,503
Denso Corp.	66,300	918,073
Total Automobile Components		3,483,844
Automobiles — 0.3%
Mercedes-Benz Group AG	13,238	906,821
Broadline Retail — 1.3%
Prosus NV	33,496	1,923,880
Ryohin Keikaku Co. Ltd.	40,900	814,247
Sea Ltd., ADR	8,854	1,031,403 *
Total Broadline Retail		3,769,530
Hotels, Restaurants & Leisure — 0.6%
Amadeus IT Group SA	16,747	1,123,966
Aristocrat Leisure Ltd.	16,549	617,220
Total Hotels, Restaurants & Leisure		1,741,186
Household Durables — 3.2%
Panasonic Holdings Corp.	87,400	1,195,566
Sony Group Corp.	359,300	8,019,011
Total Household Durables		9,214,577
Specialty Retail — 1.2%
Industria de Diseno Textil SA	22,831	1,488,449
Kingfisher PLC	200,044	923,840
Zalando SE	28,793	830,719 *(a)
Total Specialty Retail		3,243,008
Textiles, Apparel & Luxury Goods — 1.0%
adidas AG	5,464	966,007
LVMH Moet Hennessy Louis Vuitton SE	2,909	1,885,811
Total Textiles, Apparel & Luxury Goods		2,851,818

Total Consumer Discretionary		25,210,784
See Notes to Schedule of Investments.

Putnam PanAgora ESG International Equity ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam PanAgora ESG International Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 6.5%
Consumer Staples Distribution & Retail — 3.4%
Koninklijke Ahold Delhaize NV	41,556	$1,623,556
MatsukiyoCocokara & Co.	55,600	890,261
Tesco PLC	1,241,080	7,220,884
Total Consumer Staples Distribution & Retail		9,734,701
Food Products — 2.2%
Danone SA	40,969	3,197,361
Mowi ASA	99,280	2,282,394
Orkla ASA	61,382	727,877
Total Food Products		6,207,632
Household Products — 0.9%
Henkel AG & Co. KGaA	12,776	1,054,781
Reckitt Benckiser Group PLC	19,760	1,647,192
Total Household Products		2,701,973

Total Consumer Staples		18,644,306
Energy — 2.8%
Oil, Gas & Consumable Fuels — 2.8%
ENEOS Holdings Inc.	123,600	1,037,055
Shell PLC	151,036	5,774,364
TotalEnergies SE	15,417	1,117,488

Total Energy		7,928,907
Financials — 25.5%
Banks — 15.5%
Banco Santander SA	46,083	588,852
Barclays PLC, ADR	222,019	5,939,008
BNP Paribas SA	19,413	2,098,621
Canadian Imperial Bank of Commerce	9,754	901,438
Danske Bank A/S	34,189	1,744,627
DBS Group Holdings Ltd.	50,100	2,331,515
ING Groep NV	104,017	3,060,219
Intesa Sanpaolo SpA	1,304,381	9,224,316
Japan Post Bank Co. Ltd.	66,800	1,182,683
Mitsubishi UFJ Financial Group Inc.	205,200	3,718,554
Royal Bank of Canada	5,210	867,485
Skandinaviska Enskilda Banken AB, Class A Shares	82,733	1,777,262
Societe Generale SA	28,439	2,487,809
Sumitomo Mitsui Financial Group Inc.	58,000	2,050,762
Sumitomo Mitsui Trust Group Inc.	72,500	2,397,616
UniCredit SpA	43,217	3,762,642
Total Banks		44,133,409
Capital Markets — 3.9%
3i Group PLC	140,129	6,425,394
Deutsche Bank AG, Registered Shares	39,603	1,563,215
Hong Kong Exchanges & Clearing Ltd.	33,100	1,831,238
Singapore Exchange Ltd.	99,600	1,380,354
Total Capital Markets		11,200,201
See Notes to Schedule of Investments.

Putnam PanAgora ESG International Equity ETF 2026 Quarterly Report

 Putnam PanAgora ESG International Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 0.6%
ORIX Corp.	55,600	$1,686,394
Insurance — 5.5%
Aegon Ltd.	129,496	1,009,710
Allianz SE, Registered Shares	1,912	842,643
ASR Nederland NV	15,616	1,132,467
Aviva PLC	132,915	1,156,357
AXA SA	31,646	1,441,570
NN Group NV	25,884	2,048,917
QBE Insurance Group Ltd.	165,417	2,273,814
Sampo oyj, Class A Shares	121,399	1,352,662
Sompo Holdings Inc.	44,700	1,535,443
Swiss Re AG	14,469	2,310,586 *
Talanx AG	5,025	634,355
Total Insurance		15,738,524

Total Financials		72,758,528
Health Care — 11.7%
Biotechnology — 0.6%
Genmab A/S, ADR	23,904	779,987 *
Swedish Orphan Biovitrum AB	23,942	905,805 *
Total Biotechnology		1,685,792
Health Care Equipment & Supplies — 2.8%
Alcon AG	43,185	3,486,977
Convatec Group PLC	170,325	536,048 (a)
EssilorLuxottica SA	5,971	1,825,344
Hoya Corp.	8,600	1,437,594
Smith & Nephew PLC	42,657	724,952
Total Health Care Equipment & Supplies		8,010,915
Health Care Providers & Services — 1.0%
Fresenius SE & Co. KGaA	49,727	2,782,740
Life Sciences Tools & Services — 1.0%
Lonza Group AG, Registered Shares	4,078	2,769,485
Pharmaceuticals — 6.3%
Bayer AG, Registered Shares	23,173	1,223,979
Daiichi Sankyo Co. Ltd.	58,500	1,072,021
Galderma Group AG	6,388	1,189,099
Ipsen SA	5,428	885,329
Novartis AG, Registered Shares	65,795	9,755,414
Sanofi SA	25,397	2,384,263
Takeda Pharmaceutical Co. Ltd.	47,200	1,598,749
Total Pharmaceuticals		18,108,854

Total Health Care		33,357,786
Industrials — 20.3%
Building Products — 1.4%
Cie de Saint-Gobain SA	39,835	3,929,515
Commercial Services & Supplies — 0.9%
Brambles Ltd.	166,579	2,598,340
See Notes to Schedule of Investments.

Putnam PanAgora ESG International Equity ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam PanAgora ESG International Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — 3.5%
Eiffage SA	13,343	$1,976,224
Stantec Inc.	6,239	618,287
Vinci SA	50,518	7,254,642
Total Construction & Engineering		9,849,153
Electrical Equipment — 0.9%
Legrand SA	9,535	1,525,811
Schneider Electric SE	3,924	1,127,013
Total Electrical Equipment		2,652,824
Industrial Conglomerates — 2.9%
Hitachi Ltd.	51,500	1,783,998
Siemens AG, Registered Shares	17,411	5,289,551
Smiths Group PLC	38,344	1,316,947
Total Industrial Conglomerates		8,390,496
Machinery — 3.7%
FANUC Corp.	165,700	6,712,156
GEA Group AG	12,377	886,133
Sandvik AB	76,471	3,019,349
Total Machinery		10,617,638
Passenger Airlines — 0.8%
International Consolidated Airlines Group SA	155,276	888,558
Ryanair Holdings PLC	40,621	1,377,574
Total Passenger Airlines		2,266,132
Professional Services — 0.6%
Experian PLC	17,878	674,700
Wolters Kluwer NV	9,411	879,932
Total Professional Services		1,554,632
Trading Companies & Distributors — 5.3%
AerCap Holdings NV	10,189	1,463,752
ITOCHU Corp.	513,600	6,541,132
Marubeni Corp.	34,600	1,143,570
Mitsubishi Corp.	76,600	2,027,851
Mitsui & Co. Ltd.	122,400	3,982,192
Total Trading Companies & Distributors		15,158,497
Transportation Infrastructure — 0.3%
Getlink SE	37,989	752,455

Total Industrials		57,769,682
Information Technology — 9.7%
Communications Equipment — 0.6%
Nokia oyj, ADR	269,592	1,733,477
Electronic Equipment, Instruments & Components — 0.5%
Murata Manufacturing Co. Ltd.	67,700	1,371,848
IT Services — 3.2%
Capgemini SE	17,916	2,786,258
Fujitsu Ltd.	51,900	1,436,338
NEC Corp.	149,700	5,039,655
Total IT Services		9,262,251
See Notes to Schedule of Investments.

Putnam PanAgora ESG International Equity ETF 2026 Quarterly Report

 Putnam PanAgora ESG International Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 5.0%
ASM International NV	1,345	$1,131,631
ASML Holding NV, Registered Shares	8,278	11,779,594
Renesas Electronics Corp.	77,900	1,296,655 *
Total Semiconductors & Semiconductor Equipment		14,207,880
Software — 0.4%
Sage Group PLC	80,222	1,050,955

Total Information Technology		27,626,411
Materials — 6.5%
Construction Materials — 0.9%
CRH PLC	6,334	775,345
Holcim AG	17,375	1,787,734 *
Total Construction Materials		2,563,079
Metals & Mining — 5.3%
BHP Group Ltd.	118,186	4,161,853
Boliden AB	34,341	2,415,725 *
Norsk Hydro ASA	151,439	1,357,376
Northern Star Resources Ltd.	148,092	2,984,405
Rio Tinto PLC, ADR	19,923	1,813,591
South32 Ltd.	591,513	1,902,979
Wheaton Precious Metals Corp.	3,178	419,083
Total Metals & Mining		15,055,012
Paper & Forest Products — 0.3%
UPM-Kymmene oyj	34,151	946,038

Total Materials		18,564,129
Real Estate — 0.9%
Diversified REITs — 0.3%
CapitaLand Integrated Commercial Trust	505,008	948,801
Retail REITs — 0.6%
Klepierre SA	17,602	676,845
Scentre Group	357,828	1,016,628
Total Retail REITs		1,693,473

Total Real Estate		2,642,274
Utilities — 3.2%
Electric Utilities — 1.6%
EDP SA	251,273	1,285,803
Endesa SA	23,110	851,662
Fortum oyj	100,943	2,382,884
Total Electric Utilities		4,520,349
Multi-Utilities — 1.6%
Centrica PLC	431,814	1,128,272
National Grid PLC	205,203	3,466,347
Total Multi-Utilities		4,594,619

Total Utilities		9,114,968
Total Investments before Short-Term Investments (Cost — $224,382,887)		283,882,977
See Notes to Schedule of Investments.

Putnam PanAgora ESG International Equity ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam PanAgora ESG International Equity ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.2%
Putnam Government Money Market Fund, Class P Shares (Cost — $690,206)	3.430%	690,206	$690,206 (b)(c)
Total Investments — 99.7% (Cost — $225,073,093)			284,573,183
Other Assets in Excess of Liabilities — 0.3%			822,892
Total Net Assets — 100.0%			$285,396,075

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $690,206 and the cost was $690,206 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Putnam PanAgora ESG International Equity ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Putnam PanAgora ESG International Equity ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks long-term capital appreciation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Putnam PanAgora ESG International Equity ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$283,882,977	—	—	$283,882,977
Short-Term Investments†	690,206	—	—	690,206
Total Investments	$284,573,183	—	—	$284,573,183

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$2,499,018	$50,701,714	50,701,714	$52,510,526	52,510,526

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$10,673	—	$690,206

Putnam PanAgora ESG International Equity ETF 2026 Quarterly Report